Donations and Community Investments - Summary Of Donations and Community Investments (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of Donations and Community Investments [Line Items]
Local donations and community investments	[1]	$ 2,333	$ 1,953
Partner donations and community investments	[2]	3,798	3,204
COVID-19 and community support and response fund		165	1,444
Total donations and community investments		$ 6,296	$ 6,601	[3]

[1]	The Local Community Investment Program supports organizations in Vancouver and the Cayman Islands, where Wheaton’s offices are located.
[2]	The Partner Community Investment Program supports the communities influenced by Mining Partners’ operations.
[3]	Presentation of historical figures have been revised to conform with current year classifications – see Note 2.